WILLIAM BLAIR FUNDS

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


     Effective April 24, 2001, shares of the Emerging Markets Growth Fund are no longer offered for sale. The Fund was closed as a result of a determination made by the Board of Trustees on April 24, 2001 that it was in the best interests of shareholders to redeem all the outstanding shares of the Emerging Markets Growth Fund on May 25, 2001, and then to terminate the Fund. Prior to May 25, 2001, shareholders of the Emerging Markets Growth Fund may redeem their shares or exchange their shares for shares of another William Blair Fund. Any shares of the Emerging Markets Growth Fund that have not been redeemed or exchanged prior to May 25, 2001 will be redeemed automatically at their net asset value per share on that date. To reflect this change, all references to the Emerging Markets Growth Fund are hereby deleted from the Class N Shares Prospectus and from the Class A, B, C and I Shares Prospectus.

     Effective April 24, 2001, Class A, Class B and Class C shares of the Funds are no longer offered for sale to the public. In addition, any outstanding Class A, Class B and Class C shares of the Funds will be exchanged automatically for Class N shares of the same Funds on May 25, 2001. In the exchange, any applicable redemption fees will be waived. In addition, because the exchange is between classes, this will not be treated as a taxable event for federal income tax purposes. Prior to May 25, 2001, holders of Class A, Class B and Class C shares may take alternative action, such as redeeming or exchanging their shares, if they choose to do so and any applicable redemption fees will be waived.




April 27, 2001

                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                               WILLIAM BLAIR FUNDS

          SUPPLEMENT TO MILLENNIUM FUND PROSPECTUS DATED JUNE 15, 2000


     Effective April 24, 2001, shares of the Millennium Fund are no longer offered for sale. The Fund was closed as a result of a determination made by the Board of Trustees on April 24, 2001 that it was in the best interests of Fund shareholders to redeem all the outstanding shares of the Fund on May 25, 2001, and to terminate the Fund. Prior to May 25, 2001, shareholders of the Millennium Fund may redeem their shares or exchange their shares for shares of another William Blair Fund and any applicable redemption fees will be waived. Any shares of the Millennium Fund that have not been redeemed or exchanged prior to May 25, 2001 will be redeemed automatically at their net asset value on that date.




April 27, 2001

                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606